UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23205

FS Energy Total Return Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Energy Total Return Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

FS Energy Total Return Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of July 31, 2018 is set forth below:

1

FS Energy Total Return Fund

Unaudited Schedule of Investments

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Master Limited Partnerships—30.9%
Andeavor Logistics LP		Midstream	32,990	$1,474	$1,502
Antero Midstream Partners LP		Midstream	28,300	861	935
Dominion Energy Midstream Partners LP	(d)	Midstream	33,900	462	522
Energy Transfer Partners, LP		Midstream	107,300	1,920	2,249
EnLink Midstream Partners, LP		Midstream	78,300	1,220	1,220
EQT Midstream Partners, LP		Midstream	17,657	922	904
Hess Midstream Partners LP		Midstream	46,890	935	1,039
Noble Midstream Partners LP	(d)	Midstream	17,900	834	950
Western Gas Partners, LP		Midstream	25,940	1,217	1,326
Total Master Limited Partnerships				9,845	10,647

Preferred Equity—2.2%
GasLog Partners LP, Series B, 8.2%		Midstream	29,200	741	742
Total Preferred Equity				741	742

Common Equity—81.6%
AltaGas Ltd.	(d) (e)	Midstream	51,080	1,145	1,039
BP p.l.c., ADR	(d)	Upstream	45,750	1,801	2,063
Cheniere Energy Partners LP Holdings, LLC		Midstream	28,200	798	866
Dominion Energy, Inc.		Downstream	18,900	1,274	1,355
Enbridge Energy Management, L.L.C.	(d) (f)	Midstream	221,300	2,269	2,383
Hoegh LNG Partners LP		Midstream	38,160	702	702
Kinder Morgan Canada Ltd.	(d) (e) (g)	Midstream	37,223	470	473
Kinder Morgan, Inc.	(d)	Midstream	143,200	2,542	2,546
Marathon Petroleum Corp.		Downstream	6,000	485	485
Pembina Pipeline Corp.	(d) (e)	Midstream	41,812	1,431	1,504
Plains GP Holdings, LP, Class A Shares	(d)	Midstream	78,820	1,753	1,915
Royal Dutch Shell plc, Class B Shares, ADR	(d)	Upstream	36,450	2,240	2,589
Tallgrass Energy GP, LP		Midstream	46,300	910	1,080
Targa Resources Corp.	(d)	Midstream	33,870	1,637	1,730
The Williams Companies, Inc.	(d)	Midstream	92,230	2,646	2,744
TOTAL S.A., ADR	(d)	Upstream	28,040	1,565	1,830
TransCanada Corp.	(d)	Midstream	61,200	2,627	2,751
Total Common Equity				26,295	28,055

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—4.4%
AL Midcoast Holdings, LLC, L + 550, 6/28/2025	(h)	Midstream	$1,500	$1,496	$1,517
Total Senior Secured Loans—First Lien				1,496	1,517
Corporate Bonds—11.0%
Extraction Oil & Gas, Inc., 7.4%, 05/15/2024	(d) (g)	Upstream	1,100	1,138	1,160
Gulfport Energy Corp., 6.4%, 05/15/2025	(d)	Upstream	1,300	1,290	1,268
Weatherford International Ltd., 9.9%, 03/01/2039	(d)	Service & Equipment	1,400	1,514	1,369
Total Corporate Bonds				3,942	3,797

See notes to unaudited schedule of investments.

2

FS Energy Total Return Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—10.6%
State Street Institutional Treasury Money Market Fund - Institutional Class, 1.77%	(i)	3,662,014	$3,662	$3,662
Total Short-Term Investments			3,662	3,662
TOTAL INVESTMENTS—140.7%			$45,981	$48,420
LIABILITIES IN EXCESS OF OTHER ASSETS—(40.7)%				(14,018)
NET ASSETS—100.0%				$34,402

Shares outstanding at period end (Class A)				251,706
Net asset value per common share at period end (Class A)				$12.21
Shares outstanding at period end (Class I)				2,538,972
Net asset value per common share at period end (Class I)				$12.22
Shares outstanding at period end (Class T)				24,559
Net asset value per common share at period end (Class T)				$12.21

ADR American Depositary Receipt

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Energy Total Return Fund (the "Fund"). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2018, there were no securities rehypothecated by BNP.

(e)	Investment denominated in Canadian dollars. Cost is converted into U.S. dollars on purchase date and fair value is converted into U.S. dollars as of July 31, 2018.

(f)	Security is non-income producing.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,633, which represents approximately 4.7% of net assets as of July 31, 2018.

(h)	Position or portion thereof unsettled as of July 31, 2018.

(i)	Rate represents the seven-day yield as of July 31, 2018.

See notes to unaudited schedule of investments.

3

FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2018

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2018:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Master Limited Partnerships	$9,845	$10,647	22%
Preferred Equity	741	742	1%
Common Equity	26,295	28,055	58%
Senior Secured Loans—First Lien	1,496	1,517	3%
Corporate Bonds	3,942	3,797	8%
Short-Term Investments	3,662	3,662	8%
	$45,981	$48,420	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums, accretion of discounts and/or tax-basis return of capital, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2018, the Fund was not deemed to “control” any of its portfolio companies and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of July 31, 2018, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2018:

Industry Classification	Fair Value	Percentage of Portfolio
Midstream	$32,639	67%
Upstream	8,910	18%
Downstream	1,840	4%
Service & Equipment	1,369	3%
Short-Term Investments	3,662	8%
	$48,420	100%

4

FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2018

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs
Level 1 - Price quotations in active markets	$43,106
Level 2 - Significant other observable inputs	5,314
Level 3 - Significant unobservable inputs	—
$48,420

The following is a reconciliation for the nine months ended July 31, 2018 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds

Fair value at beginning of period	$4,618
Accretion of discount (amortization of premium)	2
Realized gain (loss)	(358)
Net change in unrealized appreciation (depreciation)	(40)
Purchases	1,374
Sales	(2,030)
Net transfers in or out of Level 3	(3,566)
Fair value at end of period	$-

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$-

5

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Energy Total Return Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	September 28, 2018

By:	/s/ Edward T. Gallivan, Jr.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	September 28, 2018